Options Exchanged and Issued (Detail)	12 Months Ended				1 Months Ended
	Jan. 29, 2012	Jan. 30, 2011		Jan. 31, 2010	Feb. 28, 2010 Stock Option Exchange Program	Feb. 28, 2010 Stock Option Exchange Program Repriced Options Issued	Feb. 28, 2010 Stock Option Exchange Program New $10.00 Options Issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Eligible Options Exchanged					20,484,001
Number of Options issued in the Option Exchange Program	12,485,000	21,495,000	[1]	1,582,000		6,828,025	10,242,002

[1]	Includes shares granted in conjunction with the Option Exchange Program.